Shareholder Report, Average Annual Return (Details) LMF0300_BrandywineGLOBAL - Flexible Bond Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	115 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	8.81%	2.02%	4.77%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	7.30%	(0.36%)	1.73%